Defined Benefit Pension Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended					0 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011	Jul. 02, 2012	Jun. 01, 2011	Jun. 29, 2013 Debt Securities [Member]	Jun. 30, 2012 Debt Securities [Member]	Jun. 29, 2013 Equity Securities [Member]	Jun. 30, 2012 Equity Securities [Member]	Jun. 30, 2012 North American Fresh Bakery	Jun. 29, 2013 Canadian Pension Plans [Member]	Jun. 29, 2013 Pension Plans, Defined Benefit	Jun. 30, 2012 Pension Plans, Defined Benefit	Jul. 02, 2011 Pension Plans, Defined Benefit	Nov. 04, 2011 Pension Plans, Defined Benefit North American Fresh Bakery
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments [Abstract]
Defined Benefit Plan, Actuarial Gain (Loss)	$ (123)	$ 294									$ 1
Settlement gain (loss)	(1)									(36)		6	1	0	(36)
Payout of Surplus of Plan Assets in an Overfunded Position	4
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments			5
Defined Benefit Plan, Net Periodic Benefit Cost		(12)										0	1	13
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)												1	1	1
Defined Benefit Plan, Amortization of Gains (Losses)												4	3	13
Decrease in Plan Assets	(76)
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(123)	(165)
Increase (Decrease) in Pension Plan Obligations	(118)
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%				84.00%	91.00%	13.00%	6.00%
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Future plan benefit payments 2014	71
Future plan benefit payments 2015	73
Future plan benefit payments 2016	76
Future plan benefit payments 2017	79
Future plan benefit payments 2018	82
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	454
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	5
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	25	21	27
Multiemployer Plans [Abstract]
Multiemployer Plans Withdrawal liability	5.00%
Defined Benefit Plan, Benefit Obligation	1,562	1,680		1,680	1,377
Regular scheduled contributions to multi-employer pension plans	$ 1	$ 2	$ 3